Note 16 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

16. Derivative Financial Instruments

Interest rate swaps

Effective September 20, 2013 and on October 17, 2014 respectively, the Company entered into two interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $10.0 million for each of the contracts, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 1.29% on the first and an adjustable rate averaging 1.97% on the second swap (Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 0.50% until November 28, 2016 then 0.95% till November 28, 2017 and then 3.55% till May 28, 2019*). Based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. Two swaps were effective from January 21, 2011 to January 21, 2016 and from September 20, 2013 to December 31, 2016, respectively.

In October 2014 the Company entered into a new forward step-up swap contract for a notional amount of $10 million, under the terms of the contract dated November 28, 2015. The interest rate swaps did not qualify for hedge accounting as of December 31, 2014 and 2015.

The table below summarizes the swaps active as of December 31, 2015:

Trade Date	Financial Institution	Notional Amount($m)	Interest rate (%)	End Date
21 Jan 2011	EFG Eurobank – Ergasias S.A.	10.0	2.29	21 Jan 2016
20 Sep 2013	EFG Eurobank – Ergasias S.A.	10.0	1.29	31 Dec 2016
17 Oct 2014	EFG Eurobank – Ergasias S.A.	10.0	1.97 (average)*	28 May 2019

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2014	December 31, 2015

Interest rate swap contracts	Current liabilities – Derivatives	297,992	50,402

Interest rate contracts	Long-term liabilities – Derivatives	779	202,700

Total derivative liabilities		298,771	253,102

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Interest rate – Fair value	Change in fair value of derivatives	1,375,820	718,977	45,669
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,552,952)	(763,625)	(307,343)
Total loss on derivatives		(177,132)	(44,648)	(261,674)